Accounting pronouncements recently adopted (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Schedule of future minimum lease payments due under capital leases under Topic 840
The following table provides the Company's future minimum lease payments as at December 31, 2018 under Topic 840, prior to the adoption of Topic 842:

	Capital Leases	Operating Leases
2019	$33,886	$6,003
2020	23,843	6,091
2021	15,115	6,091
2022	11,621	5,098
2023 and thereafter	6,308	12,382
Total minimum lease payments	$90,773	$35,665
Less: amount representing interest (at rates ranging from 2.48% to 7.51%)	(4,205)
Carrying amount of minimum lease payments	$86,568
Less: current portion of capital leases	(32,250)
	$54,318

Schedule of future minimum lease payments for operating leases under Topic 840
The following table provides the Company's future minimum lease payments as at December 31, 2018 under Topic 840, prior to the adoption of Topic 842:

	Capital Leases	Operating Leases
2019	$33,886	$6,003
2020	23,843	6,091
2021	15,115	6,091
2022	11,621	5,098
2023 and thereafter	6,308	12,382
Total minimum lease payments	$90,773	$35,665
Less: amount representing interest (at rates ranging from 2.48% to 7.51%)	(4,205)
Carrying amount of minimum lease payments	$86,568
Less: current portion of capital leases	(32,250)
	$54,318